Business combination (Tables) - PT Prime Agri Resources (formerly PT Sampoerna Agro) [Member]	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed
(a)	The fair values of the identifiable assets and liabilities of the acquiree as of the acquisition date are as follows:

(in millions of Won)	2025
Current assets	￦	354,240
Cash and cash equivalents		69,692
Trade and other receivables		23,497
Inventories		58,942
Other assets		41,399
Net assets held for sale		160,710
Non-current assets		798,785
Property, plant and equipment		608,053
Right-of-use assets		2,968
Intangible assets		83,247
Biological assets		28,373
Other assets		76,144
Current liabilities		301,449
Trade and other payables		48,211
Borrowings		36,447
Other liabilities		216,791
Non-current liabilities		283,410
Long-term borrowings		198,416
Other liabilities		84,994
Net assets		568,166

Acquired ownership interest		65.7%

Net assets acquired		373,404
Consideration transferred		798,147
Goodwill		424,743

Summary of Net Cash Flow from the Business Combination
(b)	Net cash flow from the business combination

(in millions of Won)	2025
Consideration paid in cash	￦	798,147
Less: Cash and cash equivalents of the acquired subsidiary		69,692
Net cash outflow		728,455